INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION RATE	The income tax provision is summarized as follows:
	2024	2023
Federal corporate income tax rate	21%	21%
State corporate income tax rate	0%	0%
Total corporate income tax rate	21%	21%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITY

	Deferred Tax Assets/Liability
Income Tax	December 31, 2024		December 31, 2023
	Book value	Tax value	Book value	Tax value
Income (Loss) per Books
M-1 Differences:	(3,753,268)	(788,186)	(6,610,119)	(1,388,125)
Stock/options issued for services	5,561,500	1,167,915	7,272,000	1,527,120
Depreciation and amortization	-	-	193,498	40,635
Tax income (loss)	1,808,232	379,729	855,379	179,630

Prior Year NOL (excluding state tax)	(7,965,471)	(1,672,749)	(8,820,850)	(1,852,378)
Cumulative NOL	(6,157,239)	(1,293,020)	(7,965,471)	(1,672,749)

SCHEDULE OF INCOME TAX PROVISION

	December 31, 2024	December 31, 2023
Net operating loss carryforwards	1,293,020	1,672,749
Stock/options issued for services	1,167,915	1,527,120
Depreciation and amortization	-	40,635
Valuation allowance	(2,460,935)	(3,240,503)
Total	-	-

Tax at the statutory rate (21%)	(788,186)	(1,388,125)
State tax benefit, net of federal tax effect	-	-
Change in the valuation allowance.	788,186	1,388,125
Total	-	-